INCOME TAXES (Schedule Of Loss Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic	$ (14,289)	$ (21,890)	$ (24,353)
Foreign	8,196	15,047	(23,453)
Loss before taxes on income	$ (6,093)	$ (6,843)	$ (47,806)